Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation
Share-Based Compensation

21. Share-based Compensation

Share incentive plan

As of December 31, 2025, the Company had share incentive plans which were adopted in May 2014 and May 2015 and furtherly replaced by a share incentive plan adopted in October 2022 (“2022 Share Incentive Plan”), pursuant to which, various types of awards such as options, restricted shares, restricted share units, share payments and share appreciation rights are available to be granted.

Share options

A summary of option activities during the year ended December 31, 2025 is presented below:

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2025	106,800	7.4	0.2	232	1.66
Forfeited	(1,467)				0.84
Exercised	(34,998)				3.36
Outstanding, as of December 31, 2025	70,335	10.5	0.1	—	0.83
Vested as of December 31, 2025	70,335	10.5	0.1	—	0.83
Exercisable as of December 31, 2025	70,335	10.5	0.1	—	0.83

No share options were granted during the years ended December 31, 2023, 2024 and 2025.

The aggregate intrinsic value of options exercised during the year ended December 31, 2025 was RMB228.

Restricted share units

Under 2022 Share Incentive Plan, the Group granted 129,000 restricted share units to certain employees and senior management in 2025, which vest over a period from 3 months to 4 years. A summary of the restricted share units activities under the 2022 Share Incentive Plan during the year ended December 31, 2025 is presented below:

	Number of
	restricted share	Weighted-average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of December 31, 2024	3,272,202	15.12

Granted	129,000	8.98
Vested	(1,114,722)	22.53
Forfeited	(1,204,680)	11.04
Outstanding and unvested, as of December 31, 2025	1,081,800	11.30

The fair value of restricted share units granted was determined based on the fair value of the Company’s ordinary shares on the grant date.

As of December 31, 2025, there were RMB14,019 unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 0.89 years.

The Group recorded compensation expenses of RMB103,449, RMB81,601 and RMB19,931 for both share options and restricted share units for the years ended December 31, 2023, 2024 and 2025, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Fulfillment	6,443	4,885	1,011
Sales and marketing	33,955	19,943	3,661
Technology and content	12,184	11,290	2,006
General and administrative	50,867	45,483	13,253

	103,449	81,601	19,931